HSBC Holdings statement of changes in equity (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)
Cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value - loss	£ 189
Dividends	263	[1]
Capital contribution	1,000	[2]
Additional Tier 1 Instrument
Dividends	212
Ordinary shares
Dividends	0
HSBC Bank | Additional Tier 1 Instrument
Dividends	212
HSBC Bank | Preference shares
Dividends	£ 51

[1]	The dividends to the parent company includes dividend on ordinary share capital £850m (2021: nil and 2020: nil), coupon payment on additional tier 1 instrument £202m (2021: £194m and 2020: £212m) & dividend on preference share capital nil (2021: nil and 2020: £51m).
[2]	HSBC UK Holdings Limited (during 2021, parent company of the bank changed to HSBC Holdings plc) injected £1bn of CET1 capital into HSBC Bank plc during March 2020 to improve the capital base of the group, impacted by Covid-19. There was no new issuance of share capital.